FVM - Fair value hierarchy - Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	$ 52,330	$ 43,099	$ 35,247
Derivative financial instruments	183,814	142,117	180,636
Brokerage payables designated at fair value	57,951	59,921	49,023
Debt issued designated at fair value	113,522	112,092	107,909
Other financial liabilities designated at fair value	29,410	27,235	28,699
Total financial liabilities measured at fair value through profit or loss	437,027	384,465	401,514
Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	30,305	23,008	18,814
Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	11,974	10,775	8,982
Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	7,243	7,699	5,510
Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	2,715	1,512	1,873
Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	88,759	51,108	94,587
Interest rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	33,568	34,248	36,636
Equity / index
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	53,810	48,000	42,739
Credit
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	3,433	3,556	3,694
Commodities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	3,510	4,155	2,216
Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	42	74	137
Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	19,669	17,528	17,203
Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	4,699	4,094	5,798
Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	5,043	5,613	5,698
Level 1
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	38,223	30,503	24,577
Derivative financial instruments	1,294	1,407	829
Brokerage payables designated at fair value	0	0	0
Debt issued designated at fair value	0	0	0
Other financial liabilities designated at fair value	0	0	0
Total financial liabilities measured at fair value through profit or loss	39,517	31,910	25,406
Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	30,064	22,597	18,528
Level 1 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	0	2	5
Level 1 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	5,614	6,490	4,336
Level 1 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	2,545	1,414	1,708
Level 1 | Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	736	553	506
Level 1 | Interest rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	0	0	0
Level 1 | Equity / index
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	0	0	0
Level 1 | Credit
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	0	0	0
Level 1 | Commodities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	1	2	1
Level 1 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	0	0	0
Level 1 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0	0
Level 1 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0	0
Level 1 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0	0
Level 2
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	14,057	12,565	10,429
Derivative financial instruments	178,372	136,581	175,747
Brokerage payables designated at fair value	57,951	59,921	49,023
Debt issued designated at fair value	100,668	99,373	94,573
Other financial liabilities designated at fair value	27,110	24,483	25,931
Total financial liabilities measured at fair value through profit or loss	378,158	332,923	355,703
Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	215	390	257
Level 2 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	11,953	10,768	8,771
Level 2 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	1,629	1,210	1,174
Level 2 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	169	96	162
Level 2 | Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	87,968	50,511	94,035
Level 2 | Interest rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	33,261	33,911	36,313
Level 2 | Equity / index
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	50,340	44,707	39,597
Level 2 | Credit
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	3,192	3,182	3,280
Level 2 | Commodities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	3,498	4,128	2,200
Level 2 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	12	45	75
Level 2 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	19,669	17,528	17,203
Level 2 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	4,580	3,985	5,798
Level 2 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	2,861	2,969	2,930
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	50	31	240
Derivative financial instruments	4,148	4,130	4,060
Brokerage payables designated at fair value	0	0	0
Debt issued designated at fair value	12,854	12,719	13,336
Other financial liabilities designated at fair value	2,300	2,752	2,768
Total financial liabilities measured at fair value through profit or loss	19,351	19,632	20,405
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	26	21	29
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	21	5	206
Level 3 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	0	0	0
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	1	3	3
Level 3 | Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	56	44	46
Level 3 | Interest rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	307	337	324
Level 3 | Equity / index
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	3,469	3,293	3,142
Level 3 | Credit
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	241	374	414
Level 3 | Commodities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	11	25	15
Level 3 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	30	29	62
Level 3 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0	0
Level 3 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	118	108	0
Level 3 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	$ 2,182	$ 2,644	$ 2,768